Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Expenses
Losses on claims, net	$ 13,336.6	$ 11,992.5
Commissions	4,039.0	3,582.7
Cost of sales	4,145.6	4,059.6
Compensation expense	3,809.1	3,342.9
Administrative expense and other	3,186.9	2,988.0
Expenses	28,517.2	25,965.7
As presented in the consolidated statement of earnings:
Insurance service expenses	24,866.8	21,944.1
Recoveries of insurance service expenses	(4,453.2)	(3,943.7)
Other insurance operating expenses and Corporate and other expenses	1,633.1	1,396.6
Non-insurance expenses	6,470.5	6,568.7
Expenses	28,517.2	25,965.7
Global Insurers and Reinsurers
Expenses
Losses on claims, net	6,807.3	7,004.7
North American Insurers
Expenses
Losses on claims, net	3,807.6	3,524.8
International Insurers and Reinsurers
Expenses
Losses on claims, net	2,460.9	1,183.5
Insurance and reinsurance companies
Expenses
Losses on claims, net	13,336.6	11,992.5
Commissions	4,039.0	3,582.7
Compensation expense	2,646.8	2,222.5
Administrative expense and other	2,024.3	1,599.3
Expenses	22,046.7	19,397.0
As presented in the consolidated statement of earnings:
Insurance service expenses	24,866.8	21,944.1
Recoveries of insurance service expenses	(4,453.2)	(3,943.7)
Other insurance operating expenses and Corporate and other expenses	1,633.1	1,396.6
Expenses	22,046.7	19,397.0
Insurance and reinsurance companies | Directly attributable expenses
Expenses
Losses on claims, net	13,336.6	11,992.5
Commissions	4,039.0	3,582.7
Compensation expense	1,795.9	1,449.8
Administrative expense and other	1,242.1	975.4
Expenses	20,413.6	18,000.4
As presented in the consolidated statement of earnings:
Insurance service expenses	24,866.8	21,944.1
Recoveries of insurance service expenses	(4,453.2)	(3,943.7)
Expenses	20,413.6	18,000.4
Insurance and reinsurance companies | Directly attributable expenses | Insurance acquisition cash flows
Expenses
Commissions	4,039.0	3,582.7
Compensation expense	765.4	586.3
Administrative expense and other	630.5	573.2
Expenses	5,434.9	4,742.2
As presented in the consolidated statement of earnings:
Insurance service expenses	5,434.9	4,742.2
Expenses	5,434.9	4,742.2
Insurance and reinsurance companies | Directly attributable expenses | Other expenses
Expenses
Losses on claims, net	13,336.6	11,992.5
Compensation expense	1,030.5	863.5
Administrative expense and other	611.6	402.2
Expenses	14,978.7	13,258.2
As presented in the consolidated statement of earnings:
Insurance service expenses	19,431.9	17,201.9
Recoveries of insurance service expenses	(4,453.2)	(3,943.7)
Expenses	14,978.7	13,258.2
Insurance and reinsurance companies | Non-directly attributable expenses | Other operating expenses
Expenses
Compensation expense	850.9	772.7
Administrative expense and other	782.2	623.9
Expenses	1,633.1	1,396.6
As presented in the consolidated statement of earnings:
Other insurance operating expenses and Corporate and other expenses	1,633.1	1,396.6
Expenses	1,633.1	1,396.6
Non-insurance companies
Expenses
Cost of sales	4,145.6	4,059.6
Compensation expense	1,162.3	1,120.4
Administrative expense and other	1,162.6	1,388.7
Expenses	6,470.5	6,568.7
As presented in the consolidated statement of earnings:
Non-insurance expenses	6,470.5	6,568.7
Expenses	$ 6,470.5	$ 6,568.7